SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF SHARE OPTION COMPENSATION ACTIVITIES

The following table summarized the Group’s share option activities for the year ended June 30, 2025.

	Number of options	Weighted Average Grant Date Fair Value
		USD
Outstanding as of July 1, 2024	-	-
Granted	1,800,000	$2.17
Forfeited	-	-
Vested and exercised	(1,800,000)	2.17
Outstanding as of June 30, 2025	-	$-